Exploration Expenditures - Summary of Company's Exploration Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 8,525	$ 10,015
Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	8,525	10,015
Drilling and Geological Expenses | Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	533	1,319
Permitting and Environmental | Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	227	3,239
Engineering | Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,063	173
Geological, Consulting and Salaries | Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5,574	4,255
Field Supplies and Other | Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	757	552
Depreciation | Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 371	$ 477